Business Combinations (Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Goodwill [Roll Forward]
Goodwill beginning balance	$ 3,782,660	$ 3,500,823
Finalization of acquisition date fair values	(1,378)	(8,020)
Goodwill ending balance	3,849,937	3,782,660
RelateIQ, Inc. [Member]
Goodwill [Roll Forward]
Goodwill acquired		$ 289,857
Other Acquisitions [Member]
Goodwill [Roll Forward]
Goodwill acquired	$ 68,655